Other Information - Narrative (Details) R$ in Millions, Kč in Millions, $ in Millions, $ in Millions							12 Months Ended
	Feb. 20, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Jan. 24, 2019 USD ($)	May 08, 2015 USD ($)	Apr. 11, 2003 EUR (€)	Dec. 31, 2018 EUR (€)	Feb. 05, 2019 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 21, 2018 EUR (€)	Jun. 28, 2018 EUR (€)	Jun. 25, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 BRL (R$)	Feb. 22, 2018 EUR (€)	Feb. 22, 2018 ARS ($)	Dec. 31, 2017 EUR (€)	Sep. 21, 2017	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework Investment Agreement, payment obligation terms, percent of increase in EBITDA																		5.75%
Framework Investment Agreement, payment obligation terms, percent of capital investments exceeding revenues																		32.50%
Share purchase agreement, price of settlement																					€ 22,000,000
Services agreement amount																						€ 450,000,000
Cost of award for broadcasting rights										€ 105,000,000	€ 1,080,000,000	€ 2,940,000,000
Cost of award for broadcasting rights per season										€ 35,000,000	€ 360,000,000	€ 980,000,000
Notes and debentures issued							€ 181,000,000										€ 204,000,000
Proportion of entity having Environmental Management Systems (EMS)							99.40%		99.40%
Directors' remuneration expense							€ 2,838,067
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation							€ 1,923,100
Proportionate increase (decrease) in compensation from prior year							13.80%
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total executive compensation							€ 1,600,000
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation							240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total executive compensation							€ 80,000
Telefonica Open Future, SLU
Disclosure of contingent liabilities [line items]
Contractual capital commitments | $					$ 200
Contractual Capital Commitment Period					7 years
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense						€ 6,000,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim							1.00%		1.00%
Estimated financial effect of contingent liabilities																							€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																			€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																			€ 8,000,000	Kč 227
Legal proceedings contingent liability | Entel
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities															€ 39,000,000	$ 1,689
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities							€ 109,000,000		R$ 482				€ 48,000,000	R$ 211
Telefónica Moviles El Salvador
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)							59.58%
Telefónica Móviles Panamá, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)							60.00%
Telefonía Celular de Nicaragua, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)							60.00%
Telefónica de Costa Rica TC, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)							100.00%
Disposal of major subsidiary | Telefónica Moviles El Salvador | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)			99.30%	99.30%
Proceeds from exchange of share capital			€ 277,000,000	$ 315
Disposal of major subsidiary | Telefónica Móviles Panamá, S.A. | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital	€ 573,000,000	$ 650
Disposal of major subsidiary | Telefónica Móviles Panamá, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)			100.00%	100.00%
Disposal of major subsidiary | Telefonía Celular de Nicaragua, S.A. | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital	379,000,000	430
Disposal of major subsidiary | Telefonía Celular de Nicaragua, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)			100.00%	100.00%
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | America Movil, SAB de CV
Disclosure of contingent liabilities [line items]
Proceeds from exchange of share capital	€ 503,000,000	$ 570
Disposal of major subsidiary | Telefónica de Costa Rica TC, S.A. | Millicom International Cellular, S.A.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate sold (as a percent)			100.00%	100.00%
Disposal of major subsidiary | Telefonica, S.A. | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)	60.00%	60.00%	60.00%	60.00%
Disposal of major subsidiary | Corporacion Multi Inversiones, SA | Telefónica Centroamericana Inversiones, S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)	40.00%	40.00%	40.00%	40.00%
EMTN Notes due February 5, 2024 | Entering into significant commitments | Telefónica Emisiones, S.A.U.
Disclosure of contingent liabilities [line items]
Notes and debentures issued								€ 1,000,000,000